Change in accounting policy (Detail) - Adjustments to Financial Position $ in Thousands	Jun. 30, 2017 USD ($)
Previously Reported [Member]
Statement Line Items [Line Items]
Exploration and evaluation	$ 627,243
Mineral properties, net book value	35,862
Plant and equipment, net book value	296,813
Deferred income taxes	(54,457)
Non-controlling interest	(157,218)
Adjustment [Member]
Statement Line Items [Line Items]
Exploration and evaluation	(79,474)
Mineral properties, net book value	(19,449)
Plant and equipment, net book value	598
Net decrease in assets	(98,325)
Deferred income taxes	23,875
Net decrease in liabilities	(74,450)
Non-controlling interest	15,581
Net decrease in equity	(58,869)
Restated [Member]
Statement Line Items [Line Items]
Exploration and evaluation	547,769
Mineral properties, net book value	16,413
Plant and equipment, net book value	297,411
Deferred income taxes	(30,582)
Non-controlling interest	$ (141,637)